EQUITY-BASED COMPENSATION - Schedule of Fair Value Assumptions (Details)	12 Months Ended
Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	4.25%
Risk-free interest rate, maximum	4.61%
Volatility, minimum	106.07%
Volatility, maximum	123.31%
Expected dividend yield	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	6 years